ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS (DETAILS TEXTUAL) - Kayser Myanmar [Member] - USD ($) $ in Thousands	Mar. 09, 2015	Jun. 09, 2014
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	25.00%
Sale of Stock, Consideration Received on Transaction	$ 50	$ 25